Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000005065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Shares
Average Annual Return, Percent		16.54%	13.93%	14.37%
C000005064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Shares
Average Annual Return, Percent		16.83%	14.22%	14.66%
C000005061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Shares
Average Annual Return, Percent		10.70%	4.00%	7.56%
C000005060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Shares
Average Annual Return, Percent		10.99%	4.26%	7.83%
C000005036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Shares
Average Annual Return, Percent		9.78%	9.08%	12.63%
C000005030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Shares
Average Annual Return, Percent		10.07%	9.37%	12.92%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.87%	14.42%	14.81%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		12.81%	6.09%	9.62%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent	[1]	12.59%	8.88%	9.27%

[1]	Effective December 31, 2025, the Russell 2000® Value Index was added as a performance benchmark for the Fund.